TAXES ON INCOME (Schedule of Taxes on Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
TAXES ON INCOME [Abstract]
Current	$ 1,108	$ 1,562	$ 2,046
Prior years	81	332	(68)
Deferred	1	7	(2,733)
Domestic	679	800	648
Foreign	511	1,101	(1,403)
Income tax expense (benefit)	$ 1,190	$ 1,901	$ (755)